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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30 , 2018
(Unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Results of Annual Meeting of Stockholders	16
Investment Management Agreement Approval Disclosure	17
Description of Dividend Reinvestment Plan	19
Proxy Voting and Portfolio Holdings Information	21
Summary of General Information	21
Stockholder Information	21

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2018 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	24.6
Information Technology	22.9
Health Care	12.1
Consumer Discretionary	11.5
Financials	10.9
Industrials	7.5
Energy	3.6
Consumer Staples	3.1
Materials	1.5
Utilities	0.7
Real Estate	0.7
Telecommunication Services	0.6
Other	0.3

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple Inc.	Information Technology	3.8
2.	Amazon.com, Inc.	Consumer Discretionary	3.8
3.	Alphabet Inc. - Class C	Information Technology	3.4
4.	Microsoft Corporation	Information Technology	3.3
5.	Facebook, Inc. - Class A	Information Technology	3.0
6.	JPMorgan Chase & Co.	Financials	2.5
7.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	2.2
8.	General American Investors Company, Inc.	Closed-End Funds	2.1
9.	Templeton Dragon Fund, Inc.	Closed-End Funds	2.0
10.	Home Depot, Inc. (The)	Consumer Discretionary	2.0

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2018 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.73%
CLOSED-END FUNDS — 24.57%

CORE — 6.29%
Adams Diversified Equity Fund, Inc.	776,099	$11,967,447
Advent/Claymore Enhanced Growth & Income Fund	119,344	924,916
General American Investors Company, Inc.	334,678	11,492,842
Royce Micro-Cap Trust, Inc.	3,896	38,902
Royce Value Trust	138,431	2,187,210
Source Capital, Inc.	38,753	1,548,570
Sprott Focus Trust, Inc.	22,442	175,048
Tri-Continental Corporation	251,161	6,658,278
		34,993,213
CORPORATE DEBT BBB RATED — 0.12%
BlackRock Credit Allocation Income Trust	55,872	674,941

DEVELOPED MARKET — 1.29%
Aberdeen Japan Equity Fund, Inc.	21,066	186,223
European Equity Fund, Inc. (The)	6,473	60,781
First Trust Dynamic Europe Equity Income Fund	83,403	1,346,124
Japan Smaller Capitalization Fund, Inc.	160,731	1,872,516
Morgan Stanley Asia-Pacific Fund, Inc.	110,110	1,880,679
New Germany Fund, Inc. (The)	58,883	1,074,026
New Ireland Fund, Inc. (The) *	64,689	755,567
		7,175,916
EMERGING MARKETS — 6.31%
Central Europe, Russia and Turkey Fund, Inc. (The )	55,388	1,283,894
Herzfeld Caribbean Basin Fund Inc. (The) *	13,616	90,002
India Fund, Inc. (The)	282,782	6,871,603
Latin American Discovery Fund, Inc. (The)	55,787	532,208
Mexico Equity & Income Fund Inc.	31,180	322,089
Mexico Fund, Inc. (The)	218,420	3,306,879
Morgan Stanley China A Share Fund, Inc.*	140,170	3,235,124
Morgan Stanley Emerging Markets Fund, Inc.	78,946	1,282,083
Morgan Stanley India Investment Fund, Inc.	69,812	1,808,131
Taiwan Fund, Inc. (The)	46,389	933,347
Templeton Dragon Fund, Inc.	523,404	11,153,739
Templeton Emerging Markets Fund	229,388	3,374,297
Voya Emerging Markets High Dividend Equity Fund	111,864	900,505
		35,093,901
ENERGY MLP FUNDS — 0.18%
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	6,602	66,284
Neuberger Berman MLP Income Fund Inc.	103,204	905,099
		971,383
GENERAL BOND — 0.14%
Eaton Vance Limited Duration Income Fund	63,009	792,653

See accompanying notes to financial statements.

2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2018 (unaudited) (continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED — 0.02%
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	12,641	$115,677

GLOBAL — 1.26%
Aberdeen Global Dynamic Dividend Fund	30,044	307,951
Aberdeen Total Dynamic Dividend Fund	163,148	1,427,545
Gabelli Global Small and Mid Cap Value Trust (The) *	99,195	1,202,243
GDL Fund (The)	260,255	2,389,141
Royce Global Value Trust, Inc.	158,258	1,663,292
		6,990,172
GLOBAL INCOME — 0.42%
BrandywineGLOBAL — Global Income Opportunities Fund Inc.	206,252	2,349,210

HIGH YIELD LEVERAGED — 0.02%
Franklin Universal Trust	15,971	106,686

INCOME & PREFERRED STOCK — 0.15%
Eagle Growth and Income Opportunities Fund	53,801	827,459

NATURAL RESOURCES — 2.34%
Adams Natural Resources Fund, Inc.	465,584	9,353,583
BlackRock Resources & Commodities Strategy Trust	359,754	3,342,115
Tortoise Pipeline & Energy Fund, Inc.	18,000	308,880
		13,004,578
OPTION ARBITRAGE/OPTIONS STRATEGIES — 1.64%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	721,080	9,100,030

PACIFIC EX JAPAN — 0.28%
Korea Fund, Inc. (The)	41,472	1,578,424

REAL ESTATE — 2.00%
CBRE Clarion Global Real Estate Income Fund	905,857	6,830,162
Cohen & Steers Preferred Securities and Income Fund, Inc.	102,855	1,997,444
RMR Real Estate Income Fund	125,575	2,296,765
		11,124,371
SECTOR EQUITY — 1.30%
Gabelli Healthcare & WellnessRx Trust	266,349	2,668,817
Nuveen Real Asset Income and Growth Fund	151,400	2,446,624
Tekla Healthcare Opportunities Fund	94,236	1,605,781
Tekla World Healthcare Fund	40,688	523,655
		7,244,877
UTILITY — 0.81%
Duff & Phelps Global Utility Income Fund Inc.	8,300	119,271
Gabelli Global Utility & Income Trust (The)	41,511	773,350
Macquarie Global Infrastructure Total Return Fund Inc.	161,037	3,629,774
		4,522,395
TOTAL CLOSED-END FUNDS		136,665,886

See accompanying notes to financial statements.

3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2018 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY — 11.56%
Amazon.com, Inc. *	12,500	$21,247,500
Booking Holdings Inc. *	1,500	3,040,635
Carnival Corporation	15,000	859,650
Comcast Corporation - Class A	175,000	5,741,750
Ford Motor Company	97,000	1,073,790
General Motors Company	39,000	1,536,600
Home Depot, Inc. (The)	56,600	11,042,660
Lowe's Companies, Inc.	30,000	2,867,100
Marriott International, Inc. - Class A	10,000	1,266,000
McDonald's Corporation	28,700	4,497,003
Netflix, Inc. *	16,000	6,262,880
Royal Caribbean Cruises Ltd.	6,000	621,600
Starbucks Corporation	52,000	2,540,200
TJX Companies, Inc. (The)	18,000	1,713,240
		64,310,608
CONSUMER STAPLES — 3.13%
Altria Group, Inc.	55,000	3,123,450
British American Tobacco p.l.c. - ADR	14,202	716,491
Constellation Brands, Inc.	7,000	1,532,090
Costco Wholesale Corporation	15,000	3,134,700
Estée Lauder Companies Inc. (The) - Class A	14,000	1,997,660
Kroger Company (The)	25,000	711,250
Mondelēz International, Inc.	45,000	1,845,000
Sysco Corporation	17,500	1,195,075
Tyson Foods, Inc.	15,000	1,032,750
Walgreens Boots Alliance, Inc.	35,000	2,100,525
		17,388,991
ENERGY — 3.59%
Chevron Corporation	55,000	6,953,650
Concho Resources Inc. *	2,500	345,875
ENERGY (continued)
ConocoPhillips	31,000	2,158,220
EOG Resources, Inc.	16,600	2,065,538
Exxon Mobil Corporation	64,636	5,347,337
Occidental Petroleum Corporation	14,400	1,204,992
Phillips 66	12,000	1,347,720
Pioneer Natural Resources Company	3,000	567,720
		19,991,052
FINANCIALS — 10.90%
Allstate Corporation (The)	14,000	1,277,780
American Express Company	32,000	3,136,000
Ameriprise Financial, Inc.	7,000	979,160
Aon plc	9,000	1,234,530
Bank of America Corporation	263,300	7,422,427
Bank of New York Mellon Corporation (The)	38,500	2,076,305
BlackRock, Inc. - Class A	7,000	3,493,280
Charles Schwab Corporation (The)	24,000	1,226,400
Citigroup Inc.	97,000	6,491,240
Goldman Sachs Group, Inc. (The)	1,000	2,426,270
Intercontinental Exchange, Inc.	20,000	1,471,000
JPMorgan Chase & Co.	131,000	13,650,200
Marsh & McLennan Companies, Inc.	18,000	1,475,460
Moody's Corporation	8,000	1,364,480
Morgan Stanley	54,000	2,559,600
PNC Financial Services Group, Inc. (The)	18,000	2,431,800
Progressive Corporation	20,000	1,183,000
S&P Global Inc.	9,000	1,835,010
State Street Corporation	8,000	744,720

See accompanying notes to financial statements.

4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2018 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (continued)
T. Rowe Price Group, Inc.	10,000	$1,160,900
U.S. Bancorp	60,000	3,001,200
		60,640,762
HEALTH CARE — 12.08%
Abbott Laboratories	57,000	3,476,430
AbbVie Inc.	72,000	6,670,800
Aetna Inc.	13,000	2,385,500
Allergan plc	4,400	733,568
Amgen Inc.	26,000	4,799,340
Baxter International Inc.	17,000	1,255,280
Becton, Dickinson and Company	6,000	1,437,360
Boston Scientific Corporation *	49,000	1,602,300
Celgene Corporation *	28,000	2,223,760
Cigna Corporation	9,000	1,529,550
CVS Health Corporation	39,000	2,509,650
Danaher Corporation	17,000	1,677,560
Edwards Lifesciences Corporation *	8,000	1,164,560
Eli Lilly and Company	18,000	1,535,940
Express Scripts Holding Company *	22,000	1,698,620
HCA Healthcare, Inc. *	14,000	1,436,400
Humana Inc.	5,000	1,488,150
Intuitive Surgical, Inc. *	3,000	1,435,440
Johnson & Johnson	90,700	11,005,538
Regeneron Pharmaceuticals, Inc. *	3,000	1,034,970
Thermo Fisher Scientific Inc.	14,000	2,899,960
UnitedHealth Group Incorporated	42,000	10,304,280
Vertex Pharmaceuticals Incorporated *	9,000	1,529,640
Zimmer Biomet Holdings, Inc.	3,000	334,320
Zoetis Inc.	12,000	1,022,280
		67,191,196
INDUSTRIALS — 7.54%
3M Company	17,000	3,344,240
Boeing Company (The)	21,000	7,045,710
Caterpillar Inc.	20,000	2,713,400
CSX Corporation	32,000	2,040,960
Cummins Inc.	7,000	931,000
Deere & Company	10,000	1,398,000
Delta Air Lines, Inc	26,000	1,288,040
FedEx Corporation	9,000	2,043,540
Honeywell International Inc.	24,000	3,457,200
Illinois Tool Works Inc.	11,900	1,648,626
Ingersoll-Rand Public Limited Company	7,000	628,110
Lockheed Martin Corporation	6,000	1,772,580
Norfolk Southern Corporation	8,000	1,206,960
Raytheon Company	8,000	1,545,440
Republic Services, Inc.	7,000	478,520
Roper Technologies, Inc.	5,000	1,379,550
Southwest Airlines Co.	21,500	1,093,920
Stanley Black & Decker, Inc.	4,000	531,240
United Parcel Service, Inc. - Class B	19,000	2,018,370
Union Pacific Corporation	30,000	4,250,400
Waste Management, Inc.	14,000	1,138,760
		41,954,566
INFORMATION TECHNOLOGY — 22.87%
Accenture plc - Class A	15,000	2,453,850
Adobe Systems Incorporated *	17,000	4,144,770
Alphabet Inc. - Class C *	17,005	18,971,628
Analog Devices, Inc.	13,000	1,246,960
Apple Inc.	115,000	21,287,650
Applied Materials, Inc.	43,000	1,986,170
Broadcom Inc.	16,000	3,882,240
Facebook, Inc. - Class A *	85,500	16,614,360

See accompanying notes to financial statements.

5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2018 (unaudited) (concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (continued)
Fiserv, Inc. *	20,000	$1,481,800
Intel Corporation	198,500	9,867,435
Intuit Inc.	9,000	1,838,745
Lam Research Corporation	6,000	1,037,100
Mastercard Incorporated	34,000	6,681,680
Micron Technology, Inc. *	25,000	1,311,000
Microsoft Corporation	186,000	18,341,460
Oracle Corporation	87,272	3,845,205
PayPal Holdings, Inc. *	20,000	1,665,400
TE Connectivity Ltd.	13,000	1,170,780
Visa, Inc. - Class A	71,000	9,403,950
		127,232,183
MATERIALS — 1.54%
Air Products and Chemicals, Inc.	7,000	1,090,110
DowDuPont Inc.	61,294	4,040,500
Ecolab Inc.	8,000	1,122,640
Praxair, Inc.	7,000	1,107,050
Sherwin-Williams Company (The)	3,000	1,222,710
		8,583,010
REAL ESTATE — 0.66%
American Tower Corporation	17,000	2,450,890
Prologis, Inc.	19,000	1,248,110
		3,699,000
TELECOMMUNICATION SERVICES — 0.62%
AT&T, Inc.	107,568	3,454,008

UTILITIES — 0.67%
DTE Energy Company	7,000	725,410
NextEra Energy, Inc.	18,000	3,006,540
		3,731,950
TOTAL EQUITY SECURITIES
(cost - $487,675,010)		554,843,212

SHORT-TERM INVESTMENT — 0.46%
MONEY MARKET FUND — 0.46%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.77%^ (cost - $2,555,631)	2,555,631	2,555,631

TOTAL INVESTMENTS — 100.19%
(cost - $490,230,641)		557,398,843

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.19)%		(1,061,069)

NET ASSETS — 100.00%		$556,337,774

ADR American Depositary Receipt

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to financial statements.

6

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2018 (unaudited)

ASSETS
Investments, at value (cost – $490,230,641) (Notes B and C)	$557,398,843
Receivables:
Dividends	391,910
Investments sold	190,850
Prepaid expenses	76,381
Total Assets	558,057,984

LIABILITIES
Payables:
Investments purchased	1,056,260
Investment management fees (Note D)	501,964
Directors’ fees and expenses	54,373
Administration fees (Note D)	25,718
Other accrued expenses	81,895
Total Liabilities	1,720,210

NET ASSETS (applicable to 44,672,056 shares of common stock)	$556,337,774

NET ASSET VALUE PER SHARE ($556,337,774 ÷ 44,672,056)	$12.45

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 44,672,056 shares issued and outstanding (200,000,000 shares authorized)	$44,672
Paid-in capital	489,326,404
Accumulated net realized loss from investment transactions	(201,504)
Net unrealized appreciation in value of investments	67,168,202
Net assets applicable to shares outstanding	$556,337,774

See accompanying notes to financial statements.

7

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$6,639,617

Expenses:
Investment management fees (Note D)	2,892,289
Administration fees (Note D)	211,766
Directors’ fees and expenses	116,022
Custodian fees	40,467
Accounting fees	38,794
Printing	38,553
Legal and audit fees	28,901
Transfer agent fees	17,257
Insurance	7,754
Stock exchange listing fees	6,007
Miscellaneous	10,988
Total Expenses	3,408,798
Net Investment Income	3,230,819

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	8,033,537
Capital gain distributions from regulated investment companies	261,098
Net change in unrealized appreciation in value of investments	2,728,832
Net realized and unrealized gain on investments	11,023,467

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,254,286

See accompanying notes to financial statements.

8

Cornerstone Strategic Value Fund, Inc. Statements of Changes in Net Assets (unaudited)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,230,819	$5,098,846
Net realized gain from investments	8,294,635	44,266,040
Net change in unrealized appreciation in value of investments	2,728,832	49,678,288

Net increase in net assets resulting from operations	14,254,286	99,043,174

Dividends and distributions to stockholders (Note B):
Net investment income	(3,230,819)	(4,536,690)
Net realized gains	(8,183,816)	(43,647,009)
Return-of-capital	(51,429,816)	(46,231,602)

Total dividends and distributions to stockholders	(62,844,451)	(94,415,301)

Common stock transactions:
Proceeds from rights offering of 0 and 14,454,716 shares of newly issued common stock, respectively	—	200,342,364
Offering expenses associated with rights offering	—	(213,640)
Proceeds from 648,281 and 871,810 shares newly issued in reinvestment of dividends and distributions, respectively	8,489,273	11,657,670

Net increase in net assets from common stock transactions	8,489,273	211,786,394

Total increase/(decrease) in net assets	(40,100,892)	216,414,267

NET ASSETS
Beginning of period	596,438,666	380,024,399
End of period	$556,337,774	$596,438,666

See accompanying notes to financial statements.

9

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2018 (Unaudited)		2017	2016	2015		2014*	2013*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.55		$13.24	$15.11	$20.54		$22.72	$22.72
Net investment income #	0.07		0.15	0.23	0.17		0.32	0.40
Net realized and unrealized gain/(loss) on investments	0.25		2.65	1.01	(1.18)		2.10	3.80
Net increase/(decrease) in net assets resulting from operations	0.32		2.80	1.24	(1.01)		2.42	4.20

Dividends and distributions to stockholders:
Net investment income	(0.07)		(0.13)	(0.22)	(0.17)		(0.32)	(0.40)
Net realized capital gains	(0.19)		(1.29)	(0.71)	(0.44)		(1.52)	(1.76)
Return-of-capital	(1.16)		(1.37)	(2.47)	(3.81)		(2.76)	(2.76)
Total dividends and distributions to stockholders	(1.42)		(2.79)	(3.40)	(4.42)		(4.60)	(4.92)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.30	0.29	—		—	0.72
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00	+	0.00 +	0.00 +
Total common stock transactions	0.00	+	0.30	0.29	0.00	+	0.00 +	0.72

Net asset value, end of period	$12.45		$13.55	$13.24	$15.11		$20.54	$22.72
Market value, end of period	$14.05		$15.47	$15.17	$15.66		$20.02	$26.40
Total investment return (a)	1.13	%(f)	25.48%	23.73%	0.21%		(6.29)%	36.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$556,338		$596,439	$380,024	$323,477		$168,287	$180,372
Ratio of expenses to average net assets	1.18	%(c)	1.20%	1.25%	1.31	%(e)	1.33%	1.33%
Ratio of net investment income to average net assets (d)	1.12	%(c)	1.13%	1.66%	0.97	%(e)	1.47%	1.69%
Portfolio turnover rate	23	%(f)	81%	88%	88%		51%	48%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)

Includes reorganization costs. Without these costs, ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any, ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any, and ratio of net investment income to average net assets would have been 1.22%, 1.22% and 1.06% for the for the year ended December 31, 2015, respectively.

(f)	Not annualized.

See accompanying notes to financial statements.

10

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services–Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements. See Note H for details on additional shares of common stock issued upon the completion of the Fund’s rights offering.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2018, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

11

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2018, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2018, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2015 through 2017, and for the six months ended June 30, 2018. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$554,843,212	$—
Short-Term Investment	2,555,631	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$557,398,843	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2018, the Fund did not have any transfers in and out of any Level.

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2018.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the other amendments and rules is April 2019 for larger fund groups and April 2020 for smaller fund groups. Management is currently evaluating the impacts to the financial statement disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2018, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2018, Cornerstone earned $2,892,289 for investment management services.

Fund Accounting and Administration Agreement

Through May 31, 2018, AST Fund Solutions, LLC ("AFS") served as the administrator. Under the administration agreement, AFS supplied executive, administrative and regulatory services for the Fund. AFS supervised the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund paid AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $30,000. For the period January 1, 2018 through May 31, 2018, AFS earned $181,666 as administrator.

Effective June 1, 2018, Ultimus became the Fund’s Administrator. Ultimus also serves as the accounting agent to the Fund. Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to Stockholders, reports to and filings with the SEC and materials for meetings of the Board. Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2018, Ultimus earned $68,894 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2018, purchases and sales of securities, other than short-term investments, were $133,172,621 and $177,448,091, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 200,000,000 shares of common stock authorized and 44,672,056 shares issued and outstanding at June 30, 2018. Transactions in common stock for the six months ended June 30, 2018 were as follows:

Shares at beginning of period	44,023,775
Shares newly issued in reinvestment of dividends and distributions	648,281
Shares at end of period	44,672,056

14

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2017 for the Fund was ordinary income of $21,269,516, long-term capital gains of $26,914,183 and return of capital of $46,231,602.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the six months ended June 30, 2018.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2018:

Cost of portfolio investments	$490,432,146
Gross unrealized appreciation	$82,326,119
Gross unrealized depreciation	(15,359,422)
Net unrealized appreciation	$66,966,697

For the six months ended June 30, 2018, the Fund reclassified $2,158,437 of net unrealized appreciation against paid-in capital on the Statement of Assets and Liabilities. This reclassification is the result of permanent differences between the financial statement and income tax reporting requirements. It had no effect on the Fund’s total net assets or its net asset value per share.

NOTE H. SUBSEQUENT EVENT

On July 25, 2018, the Fund issued 26.8 million shares of common stock at a price of $13.46 at the completion of its one-for-three rights offering which expired on July 20, 2018. The net proceeds of $360,286,890 will be used by the Fund in accordance with the prospectus for the rights offering.

15

Results of Annual Meeting of Stockholders (unaudited)

On April 17, 2018, the Annual Meeting of Stockholders of the Fund was held and the following matter were voted upon based on 44,127,895 shares of common stock outstanding on the record date of February 20, 2018:

(1)	To approve the election of three directors to hold office until the year 2021 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Robert E. Dean	32,143,510	1,047,428	0
Matthew W. Morris	32,177,289	1,013,648	0
Scott B. Rogers	32,056,324	1,134,614	0

16

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 11, 2018.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 11, 2018. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests

17

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the independent Board members present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

18

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

19

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.astfinancial.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922, Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.astfinancial.com or by calling the toll-free number (866) 668-6558.

20

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30, 2018 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

21

Cornerstone Strategic Value Fund, Inc.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Ralph W. Bradshaw
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.

By: /s/ Ralph W. Bradshaw
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: August 21, 2018

By: /s/ Theresa M. Bridge
Name: Theresa M. Bridge
Title: Principal Financial Officer
Date: August 21, 2018